Results From Financial Transactions - Summary of Financial Transactions Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020 [1]
Disclosure of result from financial transaction [Line Items]
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	€ 227	€ 807	[1]	€ 223
Realized gains and (losses) on financial investments	(537)	392	[1]	119
Gains and (losses) on investments in real estate	1	0	[1]	(60)
Net fair value change of derivatives	1,148	761	[1]	(2,270)
Net fair value change on account of policyholder financial assets at fair value through profit or loss	(35,951)	22,539	[1]	19,935
Net fair value change on investments in real estate for account of policyholders	(61)	46	[1]	(36)
Net foreign currency gains and (losses)	36	182	[1]	34
Net fair value change on borrowings and other financial liabilities	5	(13)	[1]	18
Total	(35,132)	24,715	[1]	€ 17,961
Aegon N.V [member]
Disclosure of result from financial transaction [Line Items]
Net fair value change of derivatives	(30)	5
Net foreign currency gains and (losses)	0	(1)
Total	€ (30)	€ 3

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.